Right to Use Assets and Lease Liabilities – Operating Leases - Schedule of Operating lease liabilities (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Operating Lease Liabilities Abstract
Lease liability	$ 99,477	$ 99,477	$ 99,477
Less: current portion	(99,477)	(99,477)	(99,477)
Lease liability, non-current	$ 0	$ 0	$ 0